Subsequent Event – Private Placement	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
20. Subsequent Event – Private Placement

On February 16, 2018 the Company entered into an agreement to complete a three-tranche Private Placement under which the Subscriber has committed to purchase 10,905,212 Units at a price of $0.924 per Unit for total gross proceeds of approximately $10,076,416. Each Unit consists of one Common Share and one-third of one Warrant. Each Warrant entitles the holder to acquire one Warrant Share at an exercise price of $1.20 for twelve (12) months from closing of the first tranche of the Private Placement.

Closing of First Tranche of Private Placement

The first tranche of the Private Placement was completed on February 16, 2018 and the Company received $4,310,500 in connection with the issuance of 4,665,043 Units.

Additional Tranches of Private Placement

Closing of the second tranche of 5,538,203 Units for gross proceeds of approximately $5,117,300, is expected to occur early in the second quarter of 2018. The Company received the necessary TSX clearance of Personal Information Forms submitted by certain principals of the Subscriber in late March 2018 and has commenced the process of closing this tranche. No shareholder approval is required to close the second tranche of the financing. Following the completion of the second tranche of the Private Placement, closing of the third tranche of the Private Placement, consisting of issuance of 701,965 Units for gross proceeds of approximately $648,616, will cause the Subscriber to be deemed a “Control Person” of the Company under applicable securities laws and is subject to approval by the shareholders of the Company (other than the Subscriber and its associates or affiliates) on or before May 17, 2018.

Other Material Agreements

In conjunction with closing the second tranche, the Company and the Subscriber have agreed to enter into an Investor Rights Agreement pursuant to which: (a) the Subscriber will have the right to nominate one director for election to the board of directors of the Company (subject to maintaining any equity ownership of at least 10% in the Company); (b) the Subscriber will be entitled to participate in future equity or convertible security offerings of the Company in order to maintain its pro rata equity interest in the Company (subject to maintaining any equity ownership of at least 10% in the Company); (c) the Subscriber will be entitled to a similar equity offering participation right in connection with certain new entities that may be created by the Company to expand the application of its proprietary technologies; and (d) the Subscriber has agreed to a 18 month standstill from the closing date of the second tranche of the Private Placement and a 12 month restriction on dispositions of 75% of the securities acquired in the Private Placement.